Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Schedule of breakdown of cash, cash equivalents and restricted cash
The following table shows the breakdown of cash, cash equivalents and restricted cash as of December 31, 2022 and 2021:

	December 31, 2021	December 31, 2022
	(in thousands)
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$123,886	$146,560
Cash and cash equivalents held by VIE ( note 10 )	337	108
Restricted cash	—	6,526

Total cash, cash equivalents and restricted cash	$124,223	$153,194